Fair Value of Financial Assets and Liabilities (Tables)	12 Months Ended
Mar. 31, 2022
Text block [abstract]
Carrying Amounts of Financial Assets and Liabilities Carried at Fair Value
The following tables present the carrying amounts of financial assets and liabilities carried at fair value based on the three levels of the fair value hierarchy at March 31, 2022 and 2021.

	At March 31, 2022
	Level 1 (1)	Level 2 (1)	Level 3	Total

	(In millions)
Financial assets:
Trading assets:

Debt instruments	¥2,860,215	¥629,043	¥—	¥3,489,258
Equity instruments	245,186	1,852	—	247,038

Total trading assets	3,105,401	630,895	—	3,736,296

Derivative financial instruments:
Interest rate derivatives	612,246	2,981,691	6	3,593,943
Currency derivatives	101	2,697,933	5,951	2,703,985
Equity derivatives	74,820	689	26,804	102,313
Commodity derivatives	1,413	20,127	—	21,540
Credit derivatives	—	21,318	649	21,967

Total derivative financial instruments	688,580	5,721,758	33,410	6,443,748

Financial assets at fair value through profit or loss:
Debt instruments	516,455	447,738	693,013	1,657,206
Equity instruments	2,375	120	35,884	38,379

Total financial assets at fair value through profit or loss	518,830	447,858	728,897	1,695,585

Investment securities at fair value through other comprehensive income:
Japanese government bonds	15,774,197	—	—	15,774,197
U.S. Treasury and other U.S. government agency bonds	5,681,789	—	—	5,681,789
Other debt instruments	1,378,880	5,232,100	—	6,610,980

Total debt instruments	22,834,866	5,232,100	—	28,066,966

Equity instruments	4,117,832	11,940	468,713	4,598,485

Total investment securities at fair value through other comprehensive income	26,952,698	5,244,040	468,713	32,665,451

Total	¥31,265,509	¥12,044,551	¥1,231,020	¥44,541,080

Financial liabilities:
Trading liabilities:
Debt instruments	¥3,026,965	¥125,078	¥—	¥3,152,043
Equity instruments	23,339	6,610	—	29,949

Total trading liabilities	3,050,304	131,688	—	3,181,992

Derivative financial instruments:
Interest rate derivatives	218,193	3,547,303	7,168	3,772,664
Currency derivatives	204	2,983,028	4,299	2,987,531
Equity derivatives	145,021	2,676	11,420	159,117
Commodity derivatives	202	19,342	—	19,544
Credit derivatives	—	27,352	128	27,480

Total derivative financial instruments	363,620	6,579,701	23,015	6,966,336

Financial liabilities designated at fair value through profit or loss	—	164,648	291,086	455,734
Others (2)(3)	—	917	(3,052)	(2,135)

Total	¥3,413,924	¥6,876,954	¥311,049	¥10,601,927

	At March 31, 2021
	Level 1 (1)	Level 2 (1)	Level 3	Total

	(In millions)
Financial assets:
Trading assets:
Debt instruments	¥2,121,065	¥611,415	¥—	¥2,732,480
Equity instruments	403,556	4,700	—	408,256

Total trading assets	2,524,621	616,115	—	3,140,736

Derivative financial instruments:
Interest rate derivatives	47,289	3,049,703	289	3,097,281
Currency derivatives	104	2,325,254	507	2,325,865
Equity derivatives	48,283	2,908	15,411	66,602
Commodity derivatives	1,043	6,267	—	7,310
Credit derivatives	—	22,702	1,857	24,559

Total derivative financial instruments	96,719	5,406,834	18,064	5,521,617

Financial assets at fair value through profit or loss:
Debt instruments	486,073	619,641	561,450	1,667,164
Equity instruments	44,836	71	32,777	77,684

Total financial assets at fair value through profit or loss	530,909	619,712	594,227	1,744,848

Investment securities at fair value through other comprehensive income:
Japanese government bonds	14,293,611	—	—	14,293,611
U.S. Treasury and other U.S. government agency bonds	5,564,944	—	—	5,564,944
Other debt instruments	1,007,148	5,526,932	—	6,534,080

Total debt instruments	20,865,703	5,526,932	—	26,392,635

Equity instruments	4,123,247	15,959	447,605	4,586,811

Total investment securities at fair value through other comprehensive income	24,988,950	5,542,891	447,605	30,979,446

Total	¥28,141,199	¥12,185,552	¥1,059,896	¥41,386,647

Financial liabilities:
Trading liabilities:
Debt instruments	¥1,951,218	¥51,373	¥—	¥2,002,591
Equity instruments	59,887	18,348	—	78,235

Total trading liabilities	2,011,105	69,721	—	2,080,826

Derivative financial instruments:
Interest rate derivatives	22,165	2,623,917	3,877	2,649,959
Currency derivatives	10	2,169,202	5,848	2,175,060
Equity derivatives	79,008	3,211	8,279	90,498
Commodity derivatives	510	4,861	—	5,371
Credit derivatives	—	28,454	91	28,545

Total derivative financial instruments	101,693	4,829,645	18,095	4,949,433

Financial liabilities designated at fair value through profit or loss	—	72,623	166,896	239,519

Others (2)(3)	—	8,047	1,104	9,151

Total	¥2,112,798	¥4,980,036	¥186,095	¥7,278,929

(1)
Transfers between levels of the fair value hierarchy are deemed to have occurred at the beginning of the period. There were no significant transfers between Level 1 and Level 2 for the fiscal years ended March 31, 2022 and 2021.

(2)
Derivatives embedded in financial liabilities, except for financial liabilities designated at fair value through profit or loss, are separately accounted for, but presented together with the host contract in the consolidated statements of financial position. In these tables, the separated embedded derivatives whose host contracts are carried at amortized cost are presented within others. Although the separated embedded derivatives may have a positive or a negative fair value, they have been presented in these tables as liabilities to be consistent with the host contract. The separated embedded derivatives are measured at fair value using the valuation techniques described in “Derivative financial instruments (including embedded derivatives)” below.

(3)	Contingent consideration liabilities arising from business combinations, which are measured at fair value using discounted cash flow models, are presented as others.

Reconciliations for Financial Assets and Liabilities Carried at Fair Value
The following tables present reconciliations from the beginning to the ending balances for financial assets and liabilities carried at fair value and categorized within Level 3 of the fair value hierarchy for the fiscal years ended March 31, 2022 and 2021.

	At April 1, 2021	Total gains (losses)		Purchases	Sales	Issuances	Settlement (1)	Transfers into Level 3 (2)	Transfers out of Level 3 (2)	At March 31, 2022	Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at March 31, 2022
		Included in profit or loss	Included in other comprehensive income

	(In millions)
Derivative financial instruments—net:
Interest rate derivatives—net	¥(3,588)	¥(3,759)	¥—	¥316	¥—	¥—	¥—	¥—	¥(131)	¥(7,162)	¥(3,473)
Currency derivatives—net	(5,341)	6,944	—	—	—	—	—	—	49	1,652	6,314
Equity derivatives—net	7,132	9,057	—	8,931	(9,736)	—	—	—	—	15,384	12,567
Credit derivatives—net	1,766	(647)	12	—	—	—	(610)	—	—	521	(371)

Total derivative financial instruments—net	(31)	11,595	12	9,247	(9,736)	—	(610)	—	(82)	10,395	15,037

Financial assets at fair value through profit or loss:
Debt instruments	561,450	81,856	207	155,295	(49,939)	—	(53,086)	—	(2,770)	693,013	79,696
Equity instruments	32,777	(752)	—	11,708	(2,322)	—	(4,479)	—	(1,048)	35,884	(2,148)

Total financial assets at fair value through profit or loss	594,227	81,104	207	167,003	(52,261)	—	(57,565)	—	(3,818)	728,897	77,548

Investment securities at fair value through other comprehensive income:
Equity instruments	447,605	—	19,569	53,759	(45,606)	—	(6,613)	—	(1)	468,713	—

Total investment securities at fair value through other comprehensive income	447,605	—	19,569	53,759	(45,606)	—	(6,613)	—	(1)	468,713	—

Financial liabilities designated at fair value through profit or loss	(166,896)	44,122	2,057	—	—	(391,051)	215,304	—	5,378	(291,086)	44,898

Others (3) —liabilities:	(1,104)	4,934	—	—	—	—	—	—	(778)	3,052	5,345

Total	¥873,801	¥141,755	¥21,845	¥230,009	¥(107,603)	¥(391,051)	¥150,516	¥—	¥699	¥919,971	¥142,828

	At April 1, 2020	Total gains (losses)		Purchases	Sales	Issuances	Settlement (1)	Transfers into Level 3 (2)	Transfers out of Level 3 (2)	At March 31, 2021	Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at March 31, 2021
		Included in profit or loss	Included in other comprehensive income

	(In millions)
Derivative financial instruments—net:
Interest rate derivatives—net	¥(2,715)	¥972	¥—	¥9	¥(1,361)	¥—	¥—	¥—	¥(493)	¥(3,588)	¥324
Currency derivatives—net	(19,569)	15,336	—	—	—	—	—	—	(1,108)	(5,341)	5,573
Equity derivatives—net	(17,730)	25,619	—	5,533	(6,290)	—	—	—	—	7,132	7,229
Credit derivatives—net	(743)	3,618	50	—	—	—	(1,159)	—	—	1,766	3,622

Total derivative financial instruments—net	(40,757)	45,545	50	5,542	(7,651)	—	(1,159)	—	(1,601)	(31)	16,748

Financial assets at fair value through profit or loss:
Debt instruments	562,823	11,183	40	150,091	(69,210)	—	(65,137)	—	(28,340)	561,450	11,623
Equity instruments	21,116	(376)	—	15,357	(841)	—	(1,532)	9	(956)	32,777	(831)

Total financial assets at fair value through profit or loss	583,939	10,807	40	165,448	(70,051)	—	(66,669)	9	(29,296)	594,227	10,792

Investment securities at fair value through other comprehensive income:
Equity instruments	407,390	—	40,254	10,082	(8,889)	—	(1,342)	130	(20)	447,605	—

Total investment securities at fair value through other comprehensive income	407,390	—	40,254	10,082	(8,889)	—	(1,342)	130	(20)	447,605	—

Financial liabilities designated at fair value through profit or loss	—	947	(2,006)	—	—	(237,718)	71,881	—	—	(166,896)	947

Others (3) —liabilities:	51,015	(55,659)	—	—	—	—	—	—	3,540	(1,104)	(14,848)

Total	¥1,001,587	¥1,640	¥38,338	¥181,072	¥(86,591)	¥(237,718)	¥2,711	¥139	¥(27,377)	¥873,801	¥13,639

(1)	Settlements for equity instruments include redemption of preferred stocks and receipt of cash distributions which represent a return of investment.
(2)
Transfers between levels of the fair value hierarchy are deemed to have occurred at the beginning of the period. For the fiscal year ended March 31, 2022
,
 transfers out of Level 3 amounted to ¥(699) million
primarily due to an increase in observability of certain financial liabilities designated at fair value through profit or loss. On the other hand, for the fiscal year ended March 31, 2021, those amounted to
¥27,377 million primarily due to an increase in observability of certain investment funds.

(3)
Derivatives embedded in financial liabilities, except for financial liabilities designated at fair value through profit or loss, are separately accounted for, but presented together with the host contract in the consolidated statements of financial position. In these tables, the separated embedded derivatives whose host contracts are carried at amortized cost are presented within others. Although the separated embedded derivatives may have a positive or a negative fair value, they have been presented in these tables as liabilities to be consistent with the host contract.

Total and Changes in Unrealized Gains or Losses Included in Profit or Loss for Level 3 Financial Assets and Liabilities
The following table presents total gains or losses included in profit or loss for the Level 3 financial assets and liabilities, and changes in unrealized gains or losses included in profit or loss related to those financial assets and liabilities held at March 31, 2022 and 2021 by line item of the consolidated income statements.

	Total gains (losses) included in profit or loss for the fiscal year ended March 31,		Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at March 31,
	2022	2021	2022	2021

	(In millions)

Net interest income	¥3,757	¥15,462	¥1,317	¥2,668
Net trading income (loss)	12,578	(25,067)	18,871	(259)
Net income from financial assets and liabilities at fair value through profit or loss	125,226	11,754	122,446	11,739
Other income (expenses)	194	(509)	194	(509)

Total	¥141,755	¥1,640	¥142,828	¥13,639

Summary of Aggregate Deferred Day One Profit Yet to Be Recognized in Profit
The aggregate deferred day one profit yet to be recognized in profit or loss at the beginning and end of the fiscal years ended March 31, 2022 and 2021 and reconciliation of changes in the balances were as follows:

	For the fiscal year ended March 31,
	2022	2021

	(In millions)

Balance at beginning of period	¥18,392	¥6,079
Increase due to new trades	32,487	16,476
Reduction due to redemption, sales or passage of time	(23,779)	(4,163)

Balance at end of period	¥27,100	¥18,392

Quantitative Information about Significant Unobservable Inputs Used in the Fair Value Measurement for Level 3 Financial Assets and Liabilities
The following tables present quantitative information about significant unobservable inputs used in the fair value measurement for Level 3 financial assets and liabilities at March 31, 2022 and 2021.

At March 31, 2022
	Assets	Liabilities	Valuation technique(s) (1)	Significant unobservable inputs (1)	Range of inputs (1)

(In millions)
Derivative financial instruments:

Interest rate derivatives	¥6	¥7,168	Option model	Interest rate to interest rate correlation	16%-99%
				Quanto correlation	7%-30%
Currency derivatives	5,951	4,299	Option model	Interest rate to interest rate correlation	29%-99%
				Quanto correlation	7%-49%
				Foreign exchange volatility	11%-39%
			DCF model	Prepayment rate	22%
Equity derivatives	26,804	11,420	Option model	Equity to equity correlation	45%-92%
				Quanto correlation	(16)%- 35%
				Equity volatility	17%-79%
Credit derivative s	649	128	Credit Default model	Quanto correlation	15%-25%
Financial assets at fair value through profit or loss:
Debt instruments	693,013	—	Monte Carlo Simulation	Equity volatility	17%-38%
			Option model	Foreign exchange volatility	12%-41%
			DCF model	Probability of default rate	0%-23%
				Loss given default rate	10%-100%
			Net asset value (2)	—	—
Equity instruments	35,884	—	DCF model	Probability of default rate	0%-2%
				Loss given default rate	90%
			See note (3) below	—	—
Investment securities at fair value through other comprehensive income:
Equity instruments	468,713	—	Market multiples	Price/Earnings multiple	9.3x-48.5x
				Price/Book value multiple	0.3x-2.2x
				EV/EBITDA multiple	5.8x-15.5x
				Liquidity discount	20%
			See note (3) below	—	—
Financial liabilities designated at fair value through profit or loss	—	291,086	Option model	Equity to equity correlation	43%-93%
				Interest rate to interest rate correlation	29%-30%
				Quanto correlation	(16)%- 49%
				Equity volatility	13%-57%
			Credit Default model	Quanto correlation	15%-25%
Others (4)	—	(3,052)	Option model	Equity to equity correlation	57%-93%
				Interest rate to interest rate correlation	16%-99%
				Quanto correlation	7%-49%
				Equity volatility	17%-49%
				Foreign exchange volatility	12%-41%
			Credit Default model	Quanto correlation	15%-90%

At March 31, 2021
	Assets	Liabilities	Valuation technique(s) (1)	Significant unobservable inputs (1)	Range of inputs (1)

(In millions)
Derivative financial instruments:

Interest rate derivatives	¥289	¥3,877	Option model	Interest rate to interest rate correlation	15%-98%
				Quanto correlation	8%-30%
Currency derivatives	507	5,848	Option model	Interest rate to interest rate correlation	27%-98%
				Quanto correlation	7%-48%
				Foreign exchange volatility	7%-31%
Equity derivatives	15,411	8,279	Option model	Equity to equity correlation	36%-97%
				Quanto correlation	(33)%-35%
				Equity volatility	17%-61%
Credit derivatives	1,857	91	CDO pricing model	Additional withdrawal ratio	45%
			Credit Default model	Quanto correlation	15%-90%
Financial assets at fair value through profit or loss:
Debt instruments	561,450	—	Monte Carlo Simulation	Equity volatility	26%-41%
			Option model	Foreign exchange volatility	9%-32%
			DCF model	Probability of default rate	0%-12%
				Loss given default rate	10%-100%
			Net asset value (2)	—	—
Equity instruments	32,777	—	DCF model	Probability of default rate	0%-2%
				Loss given default rate	90%
			See note (3) below	—	—
Investment securities at fair value through other comprehensive income:
Equity instruments	447,605	—	Market multiples	Price/Earnings multiple	9.4x-63.6x
				Price/Book value multiple	0.2x-2.9x
				EV/EBITDA multiple	3.1x-14.8x
				Liquidity discount	20%
			See note (3) below	—	—
Financial liabilities designated at fair value through profit or loss	—	166,896	Option model	Equity to equity correlation	36%-93%
				Interest rate to interest rate correlation	27%-98%
				Quanto correlation	(33)%-48%
				Equity volatility	17%-50%
			Credit Default model	Quanto correlation	15%-30%
Others (4)	—	1,104	Option model	Equity to equity correlation	48%-97%
				Interest rate to interest rate correlation	15%-98%
				Quanto correlation	(27)%-48%
				Equity volatility	17%-53%
				Foreign exchange volatility	9%-32%
			Credit Default model	Quanto correlation	15%-90%

(1)	Valuation techniques and unobservable inputs for insignificant Level 3 financial assets and liabilities are excluded.
(2)	The Group has determined that the net asset value represents fair values of certain investment funds.
(3)
Fair values of certain equity instruments such as unlisted stocks are estimated on the basis of an analysis of the investee’s financial position and results, risk profile, prospects and other factors. A range of key inputs is not provided in these tables as it is not practical to do so given the nature of such valuation techniques.

(4)
Derivatives embedded in financial liabilities, except for financial liabilities designated at fair value through profit or loss, are separately accounted for, but presented together with the host contract in the consolidated statements of financial position. In these tables, the separated embedded derivatives whose host contracts are carried at amortized cost are presented within others. Although the separated embedded derivatives may have a positive or a negative fair value, they have been presented in these tables as liabilities to be consistent with the host contract.

Impact of Valuation Sensitivity	The fair value of certain financial assets and liabilities are measured using valuation techniques based on inputs such as prices and rates that are not observable in the market. The following tables present the impact of the valuation sensitivity, if these inputs fluctuate to the extent deemed reasonable and the volatility of such inputs has a significant impact on the fair value.

	At March 31, 2022
	Total fair value measured using valuation techniques	Effect recorded in profit or loss		Effect recorded directly in equity
		Favorable changes	Unfavorable changes	Favorable changes	Unfavorable changes

	(In millions)
Financial instruments—net:
Derivative financial instruments—net:

Interest rate derivatives—net	¥(7,162)	¥—	¥—	¥—	¥—
Currency derivatives—net	1,652	75	73	—	—
Equity derivatives—net	15,384	3,274	3,309	—	—
Credit derivatives—net	521	17	18	—	—
Financial assets at fair value through profit or loss:
Debt instruments	693,013	3,347	7,422	—	—
Equity instruments	35,884	88	167	—	—
Investment securities at fair value through other comprehensive income:
Equity instruments	468,713	—	—	12,914	12,019
Financial liabilities designated at fair value through profit or loss (1)	(291,086)	2,008	2,319	—	—
Others (1)(2) —liabilities:	3,052	126	118	—	—

	At March 31, 2021
	Total fair value measured using valuation techniques	Effect recorded in profit or loss		Effect recorded directly in equity
		Favorable changes	Unfavorable changes	Favorable changes	Unfavorable changes

	(In millions)
Financial instruments—net:
Derivative financial instruments—net:
Interest rate derivatives—net	¥(3,588)	¥1	¥1	¥—	¥—
Currency derivatives—net	(5,341)	9	8	—	—
Equity derivatives—net	7,132	1,869	1,821	—	—
Credit derivatives—net	1,766	140	481	—	—
Financial assets at fair value through profit or loss:
Debt instruments	561,450	2,495	7,060	—	—
Equity instruments	32,777	111	227	—	—
Investment securities at fair value through other comprehensive income:
Equity instruments	447,605	—	—	13,753	12,833
Financial liabilities designated at fair value through profit or loss (1)	(166,896)	879	942	—	—
Others (1)(2) —liabilities:	(1,104)	425	395	—	—
(1)
As part of risk management, the Group enters into transactions to offset the profit or loss of certain financial instruments, including embedded derivatives. Sensitivity of embedded derivatives related to these transactions is presented as derivative financial instruments or financial assets at fair value through profit or loss, according to the presentation of the financial instruments arising from these transactions.

(2)
Derivatives embedded in financial liabilities, except for financial liabilities designated at fair value through profit or loss, are separately accounted for, but presented together with the host contract in the consolidated statements of financial position. In these tables, the separated embedded derivatives whose host contracts are carried at amortized cost are presented within others. Although the separated embedded derivatives may have a positive or a negative fair value, they have been presented in these tables as liabilities to be consistent with the host contract.

Financial Assets and Liabilities Not Carried at Fair Value
The tables below present the carrying amounts and fair values by level within the fair value hierarchy, as described in “Financial Assets and Liabilities Carried at Fair Value—Fair Value Hierarchy,” of financial assets and liabilities not carried at fair value on the Group’s consolidated statements of financial position at March 31, 2022 and 2021. They do not include the carrying amounts and fair values of financial assets and liabilities whose carrying amounts are reasonable approximations of fair values.

		At March 31, 2022
		Carrying amount	Fair value
	Notes		Total	Level 1	Level 2	Level 3

	(In millions)
Financial assets:
Investment securities:
Debt instruments at amortized cost	a	¥83,954	¥83,965	¥25,522	¥58,443	¥—
Loans and advances	b	104,635,815	107,177,195	—	300,485	106,876,710
Other financial assets	b	5,309,839	5,307,008	—	5,255,558	51,450

Financial liabilities:
Deposits:
Non-interest-bearing deposits, demand deposits and deposits at notice	c	¥114,512,622	¥114,511,759	¥—	¥114,511,759	¥—
Other deposits	c	48,080,870	48,074,478	—	47,944,259	130,219
Borrowings	c	20,200,944	20,234,044	—	20,225,380	8,664
Debt securities in issue	c	11,428,437	11,440,260	—	11,321,643	118,617
Other financial liabilities	c	7,808,826	7,808,773	—	7,681,488	127,285

		At March 31, 2021
		Carrying amount	Fair value
	Notes		Total	Level 1	Level 2	Level 3

	(In millions)
Financial assets:
Investment securities:
Debt instruments at amortized cost	a	¥72,015	¥71,894	¥22,240	¥49,654	¥—
Loans and advances	b	97,714,938	100,324,891	—	299,422	100,025,469
Other financial assets	b	4,250,454	4,248,069	—	4,195,346	52,723

Financial liabilities:
Deposits:
Non-interest-bearing deposits, demand deposits and deposits at notice	c	¥108,367,451	¥108,368,292	¥—	¥108,368,292	¥—
Other deposits	c	47,126,203	47,132,088	—	46,990,361	141,727
Borrowings	c	19,042,714	19,193,217	—	19,174,649	18,568
Debt securities in issue	c	11,228,600	11,375,401	—	11,176,631	198,770
Other financial liabilities	c	8,416,003	8,416,002	—	8,381,775	34,227

a.	The fair values of debt instruments at amortized cost are determined using quoted prices in active markets or observable inputs other than quoted prices in active markets.
b.	(i)	The carrying amounts of loans with no specified repayment dates represent a reasonable estimate of fair value, considering the nature of these financial instruments.
	(ii)	Short-term financial assets: The carrying amounts represent a reasonable estimate of fair value.
(iii)
Long-term financial assets: Except for impaired loans and advances, the fair values are mostly determined using discounted cash flow models taking into account certain factors including counterparties’ credit ratings, pledged collateral, and market interest rates. The fair values of impaired loans and advances are generally determined by discounting the estimated future cash flows over the time period they are expected to be recovered, and may be based on the appraisal value of underlying collateral as appropriate.

c.	Note that some of the financial liabilities in this category include embedded derivatives, which are separately accounted for, but presented together with the host contract.
	(i)	The carrying amounts of demand deposits and deposits without maturity represent a reasonable estimate of fair value, considering the nature of these financial instruments.
	(ii)	Short-term financial liabilities: The carrying amounts represent a reasonable estimate of fair value.
(iii)
Long-term financial liabilities: The fair values are, in principle, based on the present values of future cash flows calculated using the funding costs for the remaining maturities. The fair values of debt securities in issue are based on a price quoted by a third party, such as a pricing service or broker, or the present values of future cash flows calculated using the rate derived from yields of bonds issued by SMFG, SMBC and other subsidiaries and publicly offered subordinated bonds published by securities firms.

	(iv)	The carrying amounts and fair values of lease liabilities are not included in these tables.